Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases
2025/Remainder of 2025	¥ 2,569	¥ 2,861
2026	4,679	1,927
2027	573	573
Total remaining undiscounted lease payments	7,821	5,361
Less: interest	(187)	(187)
Total present value of operating lease liabilities	7,634	5,174
Less: short-term operating lease liabilities	(5,583)	(3,037)
Long-term operating lease liabilities	¥ 2,051	¥ 2,137